SHARE CAPITAL AND RESERVES - The continuity of warrants (Details)	12 Months Ended
	Dec. 31, 2021 EquityInstruments $ / shares	Dec. 31, 2020 EquityInstruments $ / shares	Dec. 31, 2019 EquityInstruments $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding at the beginning	933,340	16,000,000
Warrants issued		1,487,632
Warrants exercised	(883,854)	(16,554,292)
Warrants outstanding at the end	49,486	933,340	16,000,000
Weighted average exercise price, warrants outstanding at the beginning | $ / shares	$ 1.40	$ 1.31	$ 0.75
Weighted average exercise price, warrants issued | $ / shares		1.31
Weighted average exercise price, warrants exercised | $ / shares	1.31	0.77
Weighted average exercise price, warrants outstanding at the end | $ / shares	$ 1.40	$ 1.31	$ 0.75
Weighted average contractual remaining life	4 months 17 days	8 months 12 days	2 years 11 months 1 day
Weighted average contractual remaining life, warrants issued		1 year 25 days
Weighted average fair value of warrants exercised | $ / shares	$ 0.55	$ 0.15
Weighted average share price of warrants exercised | $ / shares	8.18	1.41
Weighted average fair value of warrants issued | $ / shares	0	0.55
Exercise price of $1.30 with August 11, 2021 expiry date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants, exercise Price | $ / shares	$ 1.30	$ 1.30
Warrants outstanding at the beginning	714,462
Warrants issued		1,190,769
Warrants exercised	(714,462)	(476,307)
Warrants outstanding at the end		714,462
Exercise price of $1.30 with August 13, 2021 expiry date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants, exercise Price | $ / shares	$ 1.30	$ 1.30
Warrants outstanding at the beginning	113,399
Warrants issued		188,999
Warrants exercised	(113,399)	(75,600)
Warrants outstanding at the end		113,399
Exercise price of $1.30 with May 12, 2022 expiry date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants, exercise Price | $ / shares	$ 1.30	$ 1.30
Warrants outstanding at the beginning	39,475
Warrants issued		39,475
Warrants exercised	(14,321)
Warrants outstanding at the end	25,154	39,475
Exercise price of $1.50 with May 13, 2022 expiry date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants, exercise Price | $ / shares	$ 1.50	$ 1.50
Warrants outstanding at the beginning	36,052
Warrants issued		36,052
Warrants exercised	(27,680)
Warrants outstanding at the end	8,372	36,052
Exercise price of $1.50 with June 4, 2022 expiry date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants, exercise Price | $ / shares	$ 1.50	$ 1.50
Warrants outstanding at the beginning	25,845
Warrants issued		28,230
Warrants exercised	(9,885)	(2,385)
Warrants outstanding at the end	15,960	25,845
Exercise price of $1.30 with June 10, 2022 expiry date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants, exercise Price | $ / shares	$ 1.30	$ 1.30
Warrants outstanding at the beginning	4,107
Warrants issued		4,107
Warrants exercised	(4,107)
Warrants outstanding at the end		4,107
Exercise price of $0.75 with November 29, 2022 expiry date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants, exercise Price | $ / shares		$ 0.75
Warrants outstanding at the beginning		16,000,000
Warrants exercised		(16,000,000)
Warrants outstanding at the end			16,000,000